ACCOUNTS PAYABLE AND OTHER LIABILITIES - Narrative (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes payables	$ 754,000,000	$ 0